Convertible Redeemable Preferred Shares and Warrants - Issuances of convertible redeemable preferred shares and major rights, preferences and privileges of the Preferred Shares (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands
								1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 01, 2020 CNY (¥) ¥ / shares shares	Jan. 23, 2020 $ / shares shares	Jun. 06, 2018 CNY (¥) ¥ / shares shares	Nov. 28, 2017 CNY (¥) ¥ / shares shares	Sep. 05, 2017 CNY (¥) ¥ / shares shares	Jul. 21, 2017 CNY (¥) ¥ / shares shares	Jul. 04, 2016 CNY (¥) ¥ / shares shares	Aug. 31, 2020 shares	Jan. 23, 2020 CNY (¥) shares	Dec. 31, 2019	Jan. 31, 2019 shares	Jul. 02, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) Vote shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Jan. 23, 2020 ¥ / shares
Issuances of convertible redeemable preferred shares
Shares Issued														231,758,541
Conversion ratio of preferred Shares to ordinary shares																		1
Percentage of redemption amount payable on Preferred Shares' original issue price													100.00%
Percentage of simple interest on preferred shares' original issue price for accrued and unpaid dividends													8.00%
Redemption Note due and payable													24 months
Vote per share | Vote													1
Preferred stock dividends declared | ¥														¥ 0
Common stock dividends declared | ¥														0
Liquidation, percentage of amount on preferred shares original price													100.00%
Liquidation preference, simple non-compounded interest rate (as a percent)													8.00%
Accretion of the preferred shares | ¥													¥ 0	¥ 651,190	¥ 743,100
Series Pre-A convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued						50,000,000
Issue Price per Share | ¥ / shares						¥ 2.00
Proceeds from Issuance | ¥						¥ 100,000
Preferred shares, par value | $ / shares																	$ 0.0001
Series A1 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued							129,409,092
Issue Price per Share | ¥ / shares							¥ 6.03
Proceeds from Issuance | ¥							¥ 780,000
Preferred shares, par value | $ / shares																	0.0001
Series A2 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued						126,771,562
Issue Price per Share | ¥ / shares						¥ 7.89
Proceeds from Issuance | ¥						¥ 1,000,000
Preferred shares, par value | $ / shares																	0.0001
Series A3 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued					65,498,640
Issue Price per Share | ¥ / shares					¥ 9.47
Proceeds from Issuance | ¥					¥ 620,000
Preferred shares, par value | $ / shares																	0.0001
Series B1 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued				115,209,526
Issue Price per Share | ¥ / shares				¥ 13.11
Proceeds from Issuance | ¥				¥ 1,510,000
Preferred shares, par value | $ / shares																	0.0001
Series B2 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued			55,804,773
Issue Price per Share | ¥ / shares			¥ 14.16
Proceeds from Issuance			¥ 790,000												¥ 101,200	$ 7,148,662
Preferred shares, par value | $ / shares																	0.0001
Series B3 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued												119,950,686			108,077,600	108,077,600
Issue Price per Share | ¥ / shares												¥ 14.16
Proceeds from Issuance | ¥												¥ 1,701,283
Preferred shares converted from the convertible promissory notes											11,873,086
Discount on purchase price										15.00%			15.00%
Preferred shares, par value | $ / shares																	0.0001
Series C Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Shares Issued									267,198,535						248,281,987	248,281,987
Proceeds from Issuance | ¥									¥ 3,626,924
Discount on purchase price													15.00%
Shares issued upon exercise of additional warrants		18,916,548											78,334,557
Cash exercise price | ¥																		¥ 1,022,045
Cash exercise price per share | ¥ / shares																		¥ 13.02
Shares issued for non- refundable cash considerations																		4,109,127
Preferred shares, par value | $ / shares																	0.0001
Series D Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Shares Issued	231,758,541													231,758,541
Proceeds from Issuance | ¥	¥ 3,851,034
Preferred shares, par value | $ / shares																	$ 0.0001
Class A Ordinary Shares
Issuances of convertible redeemable preferred shares
Shares issued upon conversion of preferred shares (in shares)								1,045,789,275
Class A Ordinary Shares | Mr. Li Xiang
Issuances of convertible redeemable preferred shares
Preferred stock convertible shares issuable								1,045,789,275
Class A Ordinary Shares | IPO
Issuances of convertible redeemable preferred shares
Shares issued upon conversion of preferred shares (in shares)								1,045,789,275
Class B Ordinary Shares | Mr. Li Xiang
Issuances of convertible redeemable preferred shares
Preferred stock convertible shares issuable								115,812,080
Class B Ordinary Shares | IPO
Issuances of convertible redeemable preferred shares
Shares issued upon conversion of preferred shares (in shares)								115,812,080
Minimum | Series C Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Issue Price per Share | $ / shares		$ 1.89
Minimum | Series D Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Issue Price per Share | ¥ / shares	¥ 2.35
Maximum | Series C Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Issue Price per Share | ¥ / shares																			¥ 2.23
Maximum | Series D Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Issue Price per Share | ¥ / shares	¥ 2.64